   Dreyfus Investment Funds

Dreyfus Diversified Emerging Markets Fund (the "Fund”)

Incorporated herein by reference, on behalf of the Fund, is the supplement to the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 30, 2015 (SEC Accession No: 0001591556-15-000028).